Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	F-1/A
Entity Registrant Name	CCH Holdings Ltd
Amendment Description	AMENDMENT NO. 3
Amendment Flag	true
Entity Central Index Key	0002074123
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1, Jalan Perda Jaya
Entity Address, Address Line Two	Kawasan Perniagaan Perda Jaya
Entity Address, Postal Zip Code	14000
Entity Address, City or Town	Bukit Mertajam
Entity Address, Country	MY
City Area Code	+(60)
Local Phone Number	4-5307694
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, Postal Zip Code	10168
Entity Address, City or Town	New York
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY